Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting

The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements do not include all of the disclosures required in the annual consolidated financial statements, and should be read in conjunction with our annual financial statements for the year ended December 31, 2016.

Use of estimates
Use of estimates

The preparation of financial statements in accordance with the United States Generally Accepted Accounting Principles ("US GAAP") requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

As further described in note 14 (c), in February 2015, Golar Partners exercised its option to require us to charter back the Golar Grand for the period until October 2017. In May 2017, the Partnership sub-chartered the vessel back from us in order to commence a new charter with a third party. Accordingly, we revised our assessment of the existing provision for the Golar Grand guarantee obligation and recognized an incremental remeasurement loss of $9.0 million for the six months ended June 30, 2017.

As of June 30, 2017, we leased seven vessels under finance leases from wholly-owned special purpose vehicles (“lessor SPVs”) of financial institutions in connection with our sale and leaseback transactions. While we do not hold any equity investments in these lessor SPVs, we have determined that we are the primary beneficiary of these entities and accordingly, we are required to consolidate these VIEs into our financial results. The key line items impacted by our consolidation of these VIEs are short-term and long-term debt, restricted cash and short-term deposits, and interest expense. In consolidating these lessor VIEs, on a quarterly basis, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the VIEs’ debt principal; and (iii) the VIE's application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by these lessor VIE entities. Upon receipt of the audited annual financial statements of the lessor VIEs, we will make a true-up adjustment for any material differences.

Adoption of new accounting standards, Accounting pronouncements to be adopted
Adoption of new accounting standards

In July 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2015-11 “Inventory (Topic 330): Simplifying the Measurement of Inventory”. The standard requires inventory to be measured at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The amendment is effective for the fiscal years beginning after December 15, 2016 and interim periods within fiscal years beginning after December 15, 2017, early adoption is permitted. The adoption of this update did not have an impact on our Consolidated Financial Statements or related disclosures.

In March 2016, the FASB issued ASU 2016-09 “Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”. This standard primarily requires the recognition of excess tax benefits for share-based awards in the statement of operations and the classification of excess tax benefits as an operating activity within the statement of Cash Flows. The guidance allows an entity to elect to account for forfeitures when they occur. The new standard is effective for annual reporting periods beginning after December 15, 2016. The adoption of this update did not have an impact on our Consolidated Financial Statements or related disclosures.

Accounting pronouncements to be adopted

In May 2014, the FASB issued ASU 2014-09 "Revenue from Contracts with Customers (Topic 606)" and subsequent amendments. The standard provides a single, comprehensive revenue recognition model and requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard introduces a new concept of “series provision” which provides accounting guidance for entities that engage in repetitive service contracts. There are also new requirements which impact the timing of costs that are reimbursed at the start or near the inception of a contract. The guidance is effective from January 1, 2018 and requires enhanced disclosures. It may be applied retrospectively to each prior period presented subject to practical expedients (“full retrospective”) or a cumulative-effect adjustment as of the date of adoption (“modified retrospective approach”).

We are currently in the process of evaluating the impact that the standard could have on our revenue. Specifically we are assessing if the revised agent-principal guidance will have an Income Statement classification impact for revenue earned under ASC 808 “Collaborative Arrangements”. In addition we are assessing whether the timing of our management services income and time charter revenues will be impacted under the new standard. Depending on the conclusion, the timing of our revenue could differ, however, the total amount earned from contracts over all periods will remain the same. We expect to finalize our assessment in the second half of the year.

In March 2016, the FASB issued guidance to ASU 2016-02 "Leases (Topic 842)". This update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements regarding timing and uncertainty of cash flows arising from leases. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. The standard will be effective for fiscal years beginning after December 15, 2018 including interim periods within those fiscal years, and early adoption is permitted. The Company is in the process of evaluating the impact of this standard on our Consolidated Financial Statements and related disclosures.

In January 2017, the FASB issued ASU 2017-04 “Intangibles - Goodwill and other” which simplifies the test for goodwill impairment. The simplification eliminated “Step 2” from the goodwill impairment test which required companies to compute the implied fair value of goodwill by performing procedures that would be required in business combination for determining the fair value of the assets acquired and liabilities assumed (including unrecognized assets and liabilities). The amendments are effective for the fiscal years beginning after December 15, 2019 and interim periods within those fiscal years, early adoption is permitted. We believe the adoption of this guidance will not have a material impact on our Consolidated Financial Statements or related disclosures.

Any other accounting pronouncements yet to be adopted by us are consistent with those disclosed in our audited consolidated financial statements for the year ended December 31, 2016.